Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits [abstract]
Employee benefits

Note 6    Employee benefits

6.1    Labor expenses

(in millions of euros)	Note	2021	2020	2019
Average number of employees (full-time equivalents)(1)		132,002	133,787	135,619
Wages and employee benefit expenses		(9,587)	(8,331)	(8,240)
o/w wages and salaries		(6,232)	(6,224)	(6,199)
o/w social security charges		(2,148)	(2,118)	(2,079)
o/w French part-time for seniors plans	6.2	(1,209)	23	6
o/w capitalized costs (2)		849	866	848
o/w other labor expenses (3)		(847)	(879)	(816)
Employee profit sharing		(145)	(142)	(181)
Share-based compensation (4)	6.3	(185)	(18)	(73)
o/w employee shareholding plan Together 2021		(172)	—	—
o/w free share award plans		(13)	(18)	(73)
Total in operating income		(9,917)	(8,490)	(8,494)
Net interest on the net defined liability in finance costs		(10)	(12)	(20)
Actuarial (gains)/losses in other comprehensive income (5)		59	(13)	(62)

(1)	Of whom 31% were Orange SA's French civil servants (34% at December 31, 2020 and 36% at December 31, 2019).
(2)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 8.4 and 8.5).
(3)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long-term benefits (except French part-time for seniors plans).
(4)	Includes social contributions of (13) million euros in 2021, 5 million euros in 2020 and (15) million euros in 2019 with corresponding entries in consolidated balance sheet not presented in equity.
(5)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

6.2    Employee benefits

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020(1)	2019(1)
Post-employment benefits (2)	881	930	904
Other long-term benefits	2,318	1,407	1,867
o/w French part-time for seniors plans	1,720	802	1,233
Provisions for employment termination benefits	2	1	2
Other employee-related payables and payroll taxes due	1,862	1,779	1,782
Provisions for social risks and litigation	50	58	59
Total	5,113	4,176	4,614
o/w non-current employee benefits	2,798	1,984	2,353
o/w current employee benefits	2,316	2,192	2,261

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).
(2)	Does not include defined contribution plans.

The payments to be made in respect of post-employment benefits and other long-term benefits are presented below. These are estimated based on Group headcounts as at December 31, 2021, including rights acquired and not acquired at December 31, 2021, but for which it is assumed the rights will be acquired by the year 2040 approximately:

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2022	2023	2024	2025	2026	2027 and beyond
Post-employment benefits	70	42	49	50	59	2,717
Other long-term benefits (1)	417	488	481	351	211	108
o/w French part-time for seniors plans	344	415	406	310	178	77
Total	487	530	530	401	270	2,825

(1)	Provisions for Time Saving Account (CET) and long-term leave and long-term sick leave not included.

6.2.1  Types of post-employment benefits and other long-term benefits

In accordance with the laws and practices in force in the countries where it operates, the Group has obligations in terms of employee benefits:

–  with regard to retirement, the majority of employees are covered by defined contribution plans required by law or under national agreements. In France, civil servants employed by Orange SA are covered by the French government sponsored civil and military pension plan. Orange SA’s obligation under the plan is limited to the payment of annual contributions (French law No. 96-660 dated July 26, 1996). Consequently, Orange SA has no obligation to fund future deficits of the pension plans covering its own civil servant employees or any other civil service plans. Expenses recognized under the terms of defined contribution pension plans amounted to (727) million euros in 2021 ((729) million euros in 2020 and  (724) million euros in 2019);

–  the Group is committed to a limited number of annuity-based defined-benefit plans: notably the Equant plans in the United Kingdom for 352 million euros and a plan for senior management staff in France for 191 million euros. Plan assets were transferred to these plans in the United Kingdom and in France. A few years ago, these plans were closed to new subscribers and also closed in the United Kingdom with regard to the acquisition of rights;

–  the Group is also committed to capital-based defined benefit plans where, in accordance with the law or contractual agreements, employees are entitled to bonuses on retirement, depending on their years of service and end of career salary; this essentially relates to bonuses due upon retirement in France, particularly for employees under private-law contracts (688 million euros for Orange SA, equal to 80% of the capital-based plans) and for civil servants (23 million euros, equal to 3% of capital-based plans);

–  other post-employment benefits are also granted to retired employees: these are benefits other than defined-benefit and defined-contribution plans;

–  other long-term benefits may also be granted such as seniority awards, long-term compensated absences and French part-time for seniors plans (TPS) detailed below.

French part-time for seniors plans

As part of the renegotiations of the intergenerational agreement, a new French part-time for seniors plan (TPS) was signed on December 17, 2021, resulting in the recognition of an employee benefit liability of 1,225 million euros.

The part-time for seniors plans are accessible to civil servants and employees under private contract from the French entities who will retire no later than January 1, 2028, and who have at least 15 years service within the Group.

These plans give employees the opportunity to work 50% or 60% of a full-time job whilst receiving:

–  a base salary between 65% and 80% of full-time employment;

–  the retirement entitlement benefits of full-time employment during the period in question (both the Company’s and the employee’s contributions);

–  a minimum salary level.

These plans last for a period of at least 18 months and no longer than five years.

The beneficiaries may decide to invest part of their base compensation (5%, 10% or 15%) in a Time Savings Account (CET), with an additional Group contribution. The CET allows for a reduction in the amount of time worked.

At December 31, 2021, the number of employees who are or will be participating in the French part-time for seniors plans and thus included in the provision, is estimated approximately at 11,900 employees.

6.2.2  Key assumptions used to calculate the amount of obligations

The assessment of post-employment benefits and other long-term benefits is based on retirement age calculated in accordance with the provisions applicable to each plan and the necessary conditions to ensure entitlement to a full pension, both of which are often subject to legislative changes.

The valuation of the obligation of the French part-time for seniors plans is sensitive to estimates of the potentially eligible population and to the sign-up rate for the plans (estimated at 70% on average), and the trade-offs that the beneficiaries will ultimately make between the different plans proposed.

The discount rates used for the euro zone (which accounts for 88% of Orange’s pension and other long-term employee benefit obligations as at December 31, 2021) are as follows:

	December 31,		December 31,	December 31,
	2021		2020	2019
More than 10 years	0.80% to 1.05%		0.55% to 0.90%	0.70% to 0.90%
Less than 10 years	-0.15% to 0.40	%(1)	-0.35% to 0.70%	-0.33% to 0.70%

(1)	A -0.15% rate has been used to value the obligation regarding the French part-time for seniors plans (-0.25% as at December 31,2020 and December 31, 2019).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (3.15% used) up to 5%.

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher “GVT” (acronym for Wage drift - Seniority - Job-skills). “Wage drift - Seniority - Job-skills” refers to annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out of grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)	Rate increase by 50 points	Rate decrease by 50 points
Discount rates(1)	(101)	111
	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans (2)	(85)	85

(1)	Includes 20 million euros for the French part-time for seniors plans (short term duration).
(2)	Sensitivity is performed on future entries in French part-time for seniors plans (TPS).

6.2.3  Commitments and plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits			2021	2020 (1)		2019 (1)
	Annuity-	Capital-	Other	French part-		Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Total benefit obligations in the opening balance	529	859	17	802		605	2,812	3,229		3,684
Service cost	0	63	0	1,242	(2)	74	1,379	150		146
Net interest on the defined benefit liability	5	11	0	(2)		0	15	17		27
Actuarial losses/(gains) arising from changes of assumptions	9	(41)	(0)	27		(0)	(5)	102		82
o/w arising from change in discount rate	(24)	(51)	(0)	(1)		(0)	(76)	63		182
Actuarial losses/(gains) arising from experience	7	6	—	(59)		(1)	(47)	(121)	(3)	(43)
Benefits paid	(23)	(44)	(1)	(290)		(81)	(439)	(555)		(687)
Translation adjustment and other	23	2	(0)	(0)		0	25	(11)		20
Total benefit obligations in the closing balance (a)	550	856	16	1,720		598	3,740	2,811		3,229
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	550	21	—	—		—	571	549		562
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	0	835	16	1,720		598	3,169	2,262		2,667
Weighted average duration of the plans (in years)	13	12	18	2		4	6	8		9

(1)2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

(2)Of which 1,225 million euros related to the new French part-time for seniors plan signed on December 17, 2021.

(3)	In 2020, actuarial gains related to experience effects take into account a slowdown in the number of entries into the TPS plans.

(in millions of euros)	Post-employment benefits			Long-term benefits		2021	2020	2019
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Fair value of plan assets in the opening balance	473	1	—	—	—	474	458	414
Net interest on the defined benefit liability	4	0	—	—	—	4	6	8
(Gains)/Losses arising from experience	40	(0)	—	—	—	40	25	26
Employer contributions	20	—	—	—	—	20	18	16
Benefits paid by the fund	(20)	—	—	—	—	(20)	(18)	(19)
Translation adjustment and other	23	—	—	—	—	23	(16)	13
Fair value of plan assets in the closing balance (b)	540	1	—	—	—	541	474	458

Funded annuity-based plans represent 15 % of Group social commitments.

The funded annuity-based plans are primarily located in the United Kingdom (66%) and France (32%) and their assets are broken down as follows:

Employee benefits in the statement of financial position correspond to commitments less plan assets. These have not been subject to asset ceiling adjustment for the periods presented.

(in millions of euros)	Post-employment benefits			Long-term benefits		2021	2020 (1)	2019 (1)
	Annuity-	Capital-	Other	French part-	Other
	based	based		time for
	plans	plans		seniors plans
				(TPS)
Employee benefits in the opening balance	56	858	17	802	605	2,337	2,771	3,270
Net expense for the period	1	74	1	1,208	73	1,356	105	117
Employer contributions	(20)	—	—	—	—	(20)	(18)	(16)
Benefits directly paid by the employer	(3)	(44)	(1)	(290)	(81)	(419)	(538)	(668)
Actuarial (gains)/losses generated during the year through other comprehensive income	(25)	(34)	(0)	—	—	(59)	13	62
Translation adjustment and other	1	2	(0)	(0)	0	3	4	7
Employee benefits in the closing balance - Net unfunded status (a) - (b)	10	855	16	1,720	598	3,199	2,337	2,771
o/w non-current	8	806	16	1,375	594	2,799	1,955	2,195
o/w current	2	50	1	344	4	400	382	575

(1)	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1).

The following table discloses the net expense:

	Post-employment benefits			Long-term benefits			2021	2020	2019
	Annuity-	Capital-	Other	French part-		Other
	based	based		time for
	plans	plans		seniors plans
(in millions of euros)				(TPS)
Service cost	(0)	(63)	(0)	(1,242)	(1)	(74)	(1,379)	(151)	(146)
Net interest on the net defined benefit liability	(0)	(11)	(0)	2		(0)	(10)	(11)	(19)
Actuarial gains/(losses)	—	—	—	32		1	33	57	48
Total	(1)	(74)	(1)	(1,208)		(73)	(1,356)	(105)	(117)
o/w expenses in operating income	(0)	(63)	(0)	(1,210)		(73)	(1,346)	(94)	(98)
o/w net interest on the net defined liability in finance cost	(0)	(11)	(0)	2		(0)	(10)	(11)	(19)

(1)	Of which (1,225) million euros related to the new French part-time for seniors plan signed on December 17, 2021.

Accounting policies

Post-employment benefits are granted through:

–  defined contribution plans: the contributions, paid to independent institutions which are in charge of the administrative and financial management thereof, are recognized in the fiscal year during which the services are rendered;

–  defined-benefit plans: the sum of future obligations under these plans are based on actuarial assumptions using the projected unit credit method:

–  their calculation is based on demographic (employee turnover, mortality, gender parity, etc.) and financial assumptions (salary increases, rate of inflation, etc.) defined at the level of each entity concerned;

–  the discount rate is defined by country or geographical area and by reference to market yields on high quality corporate bonds (or government bonds where no active market exists). Its computation is based on external indices commonly used as reference for the Eurozone;

–  actuarial gains and losses on post-employment benefits are fully recorded in other comprehensive income;

–  the Group’s defined benefit plans are generally not financed. In the rare cases where they are, hedging plan assets are set up by employer and employee contributions which are managed by separate legal entities whose investments are subject to fluctuations in the financial markets. These entities are generally administrated by joint committees comprising representatives of the Group and of the beneficiaries. Each committee adopts its own investment strategy which is designed to strike the optimum strategies to match assets and liabilities, based on specific studies performed by external experts. It is generally carried out by fund managers selected by the committees and depends on the market opportunities. Assets are measured at fair value, determined by reference to quoted prices, since they are mostly invested in listed securities (primarily shares and bonds) and the use of other asset categories is limited.

Other long-term benefits may be granted such as seniority awards, long-term compensated absences and French part-time for seniors plan (TPS) agreements. The calculation of the related commitments is based on actuarial assumptions (including demographic, financial and discounting assumptions) similar to those relating to post-employment benefits. The relevant actuarial gains and losses are recognized in profit or loss when they arise.

Termination benefits are subject to provisions (up to the related obligation). For all commitments where termination of employment contracts would trigger payment of an indemnity, actuarial gains and losses are recognized in profit or loss for the period when modifications take place.

6.3    Share-based payment

Employee shareholding plan Together 2021

On April 21, 2021, the Board of Directors approved the implementation of an employee shareholding plan, Together 2021, designed to strengthen the Group's employee shareholding. The offering relates to a maximum of subscriptions, including matching contributions, of a value of 260 million euros expressed in the reference price before discount and is carried out by buying back existing shares of Orange SA.

The number of shares subscribed at the price of 6.64 euros (taking into account a discount of 30% compared to the reference market price) amounts to 12 million shares, to which are added 14 million shares allocated free of charge in the form of a matching contribution, i.e. a total of 26 million shares.

The average fair value of the benefit granted to employees and former employees of the Group stands at 6.47 euros per share allocated (including free shares), i.e. an expense of (172) million euros (including social contributions) recognized though equity for 169 million euros and through social debts for 3 million euros.

Free share award plans in force at December 31, 2021

The Board of Directors approved the implementation of free share award plans (Long Term Incentive Plan – LTIP ) reserved for the Executive Committee, Corporate Officers, and Senior Management holding the positions of "Executives" and "Leaders".

Main characteristics

	LTIP 2021 - 2023	LTIP 2020 - 2022	LTIP 2019 - 2021
Implementation date by the Board of Directors	July 28, 2021	July 29, 2020	July 24, 2019
Maximum number of free share units (1)	1.8 million	1.7 million	1.7 million
Estimated number of beneficiaries	1,300	1,300	1,200
Acquisition date of the rights by the beneficiaries	December 31, 2023	December 31, 2022	December 31, 2021
Delivery date of the shares to the beneficiaries	March 31, 2024	March 31, 2023	March 31, 2022

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan will receive a cash value based on the exchange-traded price of Orange stock at the delivery date of the shares.

Condition of continued employment

The allocation of rights to beneficiaries is subject to a condition of continued employment:

	LTIP 2021 - 2023	LTIP 2020 - 2022	LTIP 2019 - 2021
Assessment of the employment continuation	From January 1, 2021	From January 1, 2020	From January 1, 2019
	to December 31, 2023	to December 31, 2022	to December 31, 2021

Performance conditions

Depending on the plans, the allocation of rights to beneficiaries is subject to the achievement of internal and external performance conditions, namely:

–  the organic cash flow from telecom activities internal performance condition, as defined in the plan regulations, assessed (i) annually against the budget for the LTIP 2019-2021, and (ii) at the end of the three years of the plan against the objective set by the Board of Directors for the LTIP 2020-2022 and LTIP 2021-2023;

–  the Corporate Social Responsibility (CSR) internal performance condition, half of which relates to the change in the level of CO2 per customer use and (i) half to the Group's renewable electricity rate for LTIP 2019-2021 and LTIP 2020-2022, and (ii) half to the proportion of women in the Group's management networks for the LTIP 2021-2023, assessed at the end of the three years of the plan in relation to the objectives set by the Board of Directors;

–  the Total Shareholder Return (TSR) external performance condition. The performance of the TSR is assessed by comparing the change in the Orange TSR based on the relative performance of the total return for Orange shareholders over the three fiscal years, and the change in the TSR calculated on the average values of the benchmark Stoxx Europe 600 Telecommunications index or any other index having the same purpose and replacing it during the term of the plan.

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

	LTIP 2021 - 2023	LTIP 2020 - 2022	LTIP 2019 - 2021
Organic cash-flow from telecom activities	50%	40%	50%
Total Shareholder Return (TSR)	30%	40%	50%
Corporate Social Responsability (CSR)	20%	20%	—

All performance conditions have been met or are estimated to be met at the end of the three years of the plan, with the exception of the condition relating to the TSR of the LTIP 2019-2021.

Valuation assumptions

	LTIP 2021 - 2023	LTIP 2020 - 2022	LTIP 2019 - 2021
Measurement date	July 28, 2021	July 29, 2020	July 24, 2019
Vesting date	December 31, 2023	December 31, 2022	December 31, 2021
Price of underlying instrument at measurement date	9.63 euros	10.47 euros	13.16 euros
Price of underlying instrument at closing date	9.41 euros	9.41 euros	9.41 euros
Expected dividends (% of the share price)	7.3%	6.7%	5.3%
Risk free yield	-0.68%	-0.61%	-0.70%
Fair value per share of benefit granted to employees	6.33 euros	6.06 euros	7.80 euros
o/w fair value of internal performance condition	7.74 euros	8.58 euros	11.10 euros
o/w fair value of external performance condition	3.04 euros	2.27 euros	4.50 euros

For the portion of the plan issued in the form of shares, fair value was determined based on the market price of Orange shares on the date of allocation and the expected dividends discounted to December 31, 2021. Fair value also takes into account the likelihood of achievement of the market performance conditions, determined on the basis of a model constructed using the Monte Carlo method. For the portion of the plan issued in cash, at December 31, 2021, fair value was determined based on the market price of Orange shares at the closing date.

Accounting effect

In 2021, an expense of (11) million euros (including social contributions) was recognized with corresponding entries in equity (10 million euros) and in social debts (1 million euros).

In 2020, an expense of (15) million euros (including social contributions) was recognized with corresponding entries in equity (13 million euros) and in social debts (2 million euros).

In 2019, an expense of (10) million euros (including social contributions) was recognized with corresponding entries in equity (8 million euros) and in social debts (2 million euros).

Closure of the free share award plan LTIP 2018–2020

In 2018, the Board of Directors approved the implementation of a free share award plan (LTIP) reserved for the Executive Committee, Corporate Officers and Senior Management.

The shares were delivered to the beneficiaries on March 31, 2021.

Main characteristics

LTIP 2018 - 2020
Implementation date by the Board of Directors	July 25, 2018
Maximum number of free share units (1)	1.7 million
Number of free share units delivered at delivery date (1)	1.2 million
Estimated number of beneficiaries	1,200
Acquisition date of the rights by the beneficiaries	December 31, 2020
Delivery date of the shares to the beneficiaries	March 31, 2021

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan received a cash value based on the exchange-traded price of Orange stock at the delivery date of the shares, on March 31, 2021.

Condition of continued employment

The allocation of rights to beneficiaries was subject to a condition of continued employment:

LTIP 2018 - 2020
From January 1, 2018
Assessment of the employment continuation	to December 31, 2020

Performance conditions

Depending on the plans, the allocation of rights to beneficiaries was subject to the achievement of internal and external performance conditions, namely:

–  the organic cash flow from telecom activities internal performance condition, as defined in the plan regulations;

–  the Total Shareholder Return (TSR) external performance condition. The performance of the TSR was assessed by comparing the change in the Orange TSR based on the relative performance of the total return for Orange shareholders over the three fiscal years, and the change in the TSR calculated on the average values of the benchmark Stoxx Europe 600 Telecommunications index or any other index having the same purpose and replacing it during the term of the plan.

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

LTIP 2018 - 2020
Organic cash-flow from telecom activities	50%
Total Shareholder Return (TSR)	50%

Performance was assessed for the years 2018, 2019 and 2020 in relation to the budget for each of these three years, as approved in advance by the Board of Directors.The condition relating to organic cash flow from telecoms activities was met for 2019 and 2020 but not for 2018. In addition, the condition relating to the TSR was not met for the period 2018-2020.

Valuation assumptions

LTIP 2018 - 2020
Measurement date	July 25, 2018
Vesting date	December 31, 2020
Price of underlying instrument at measurement date	13.98 euros
Price of underlying instrument at vesting date	9.73 euros
Price of underlying instrument at delivery date	10.51 euros
Expected dividends (% of the share price)	5.0%
Risk free yield	-0.33%
Fair value per share of benefit granted to employees	11.23 euros
o/w fair value of internal performance condition	11.94 euros
o/w fair value of external performance condition	10.51 euros

For the portion of the free share award plan issued in the form of shares, fair value was determined based on the market price of Orange shares on the date of award and the expected dividends discounted to December 31, 2020. The fair value also took into account the likelihood of achieving the market performance condition, determined on the basis of a model constructed using the Monte Carlo method. For that part of the plans remitted in the form of cash, the fair value was determined on the basis of the Orange share price at March 31, 2021.

Accounting effect

The cost of the plans including social security contributions is presented below:

(in millions of euros)	2021	2020	2019	2018
LTIP 2018 - 2020 (1)	2	(7)	(7)	(3)

(1)	With corresponding entries in equity for 14 million euros and in employee-related payables for 1 million euros settled on delivery of the shares in 2021.

Other plans

The other share-based compensation and similar plans implemented in the Orange group are not material at Group level.

Accounting policies

Employee share-based compensation: the fair value of stock options and bonus shares is determined by reference to the exercise price, the life of the option, the current price of the underlying shares at the grant date, the expected share price volatility, expected dividends, and the risk-free interest rate over the option’s life. Vesting conditions other than market conditions are not part of the fair value assessment, but are part of the grant assumptions (employee turnover, probability of achieving performance criteria).

The determined amount is recognized in labor expenses on a straight-line basis over the vesting period, with as counterparty:

–  employee benefit liabilities for cash-settled plans, re-measured against profit or loss at each year-end; and

–  equity for equity-settled plans.

6.4    Executive compensation

The following table shows the compensation booked by Orange SA and its controlled companies to persons who were members of Orange SA’s Board of Directors or Executive Committee at any time during the year or at the end of the year.

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020 (4)	2019
Short-term benefits excluding employer social security contributions (1)	(14)	(16)	(13)
Short-term benefits: employer’s social security contributions	(5)	(5)	(4)
Post-employment benefits (2)	(0)	(0)	(0)
Share-based compensation (3)	(2)	(2)	(2)

(1)	Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan (LTIP).
(2)	Service cost.
(3)	Includes employee shareholding plans and shares settled Long Term Incentive Plan (LTIP).
(4)	In 2020, an amount of (2) million euros relating to termination benefits was paid. These termination benefits are not presented in the compensation table above.

The total amount of retirement benefits (contractual retirement bonuses and defined-benefit supplementary pension plan) provided in respect of persons who were members of the Board of Directors or Executive Committee at the end of the year was 4 million euros (4 million euros in 2020 and 6 million euros in 2019).

Executive Committee members’ contracts include a clause providing for a contractual termination settlement not exceeding 15 months of their total gross annual compensation (including the contractual termination benefit). Stéphane Richard, Chairman and Chief Executive Officer, has no employment contract, and the employment contracts of Deputy CEOs were suspended on the date of their appointment as corporate officers. These employment contracts may be reinstated at the end of their terms of office, with recovery of rights.

Orange has not acquired any other goods or services from persons who are or were at any time during the year or at the end of the fiscal year, members of the Board of Directors or Executive Committee of Orange SA (or any parties related thereto).